Mergers and Acquisitions (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions				12 Months Ended
	Oct. 11, 2017	Dec. 08, 2016	Nov. 12, 2015	Mar. 31, 2018	Mar. 31, 2017	Dec. 11, 2017	Mar. 31, 2016	Nov. 30, 2015
Business Acquisition [Line Items]
Common shares, no par value								$ 0
Dissenting shareholders' liability				$ 869.3	$ 0.0
Accrued merger consideration payable				$ 0.0	812.9
Interest rate, percentage spread on federal reserve discount rate				5.00%
Principal amount of debt outstanding				$ 2,520.0	3,107.5
Goodwill				$ 2,740.8	$ 2,700.5		$ 534.8
Class A Voting Common Shares
Business Acquisition [Line Items]
Common shares, no par value				$ 0	$ 0
Class B Non-Voting Common Shares
Business Acquisition [Line Items]
Common shares, no par value				$ 0	$ 0
Starz
Business Acquisition [Line Items]
Purchase price, cash consideration		$ 1,176.1
Goodwill		2,177.0
Starz | Acquisition-related Costs
Business Acquisition [Line Items]
Merger-related transaction costs					$ 70.9
Starz | Starz Series A Common Stock
Business Acquisition [Line Items]
Purchase price, cash consideration		1,123.3
Starz | Starz Series B Common Stock
Business Acquisition [Line Items]
Purchase price, cash consideration		$ 52.8
Starz | Class A Voting Common Shares | Common Stock
Business Acquisition [Line Items]
Conversion of Stock, Shares Issued		0.5
Starz | Class B Non-Voting Common Shares | Common Stock
Business Acquisition [Line Items]
Conversion of Stock, Shares Issued		0.5
Good Universe
Business Acquisition [Line Items]
Purchase price, cash consideration	$ 20.4
Purchase price, cash consideration to be paid after one-year of the closing date	$ 1.4
Goodwill						$ 29.0
Period for issuance of equity interests after closing date	1 year
Purchase price, loans assumed	$ 23.6
Repayments of corporate debt and production loans				$ 14.9
Good Universe | Class B Non-Voting Common Shares
Business Acquisition [Line Items]
Purchase price, common shares issued or issuable (in shares)	119,751
Pilgrim Media Group
Business Acquisition [Line Items]
Purchase price, common shares issued or issuable (in shares)			1,517,451
Purchase price, cash consideration			$ 144.7
Equity interests acquired			62.50%
Aggregate purchase price			$ 201.7
Purchase price, common shares issued, value assigned			$ 57.0
Customer relationships | Starz
Business Acquisition [Line Items]
Weighted-average useful life		17 years
Starz Dissenting Shareholders | Starz
Business Acquisition [Line Items]
Outstanding equity interests (in shares)		25,000,000		22,500,000
Period for demanding appraisal rights				60 days
Dissenting shareholders' liability				$ 869.3
Shareholders withdrawing demands of appraisal rights (in shares)				2,510,485
Accrued merger consideration payable		$ 797.3
Starz Dissenting Shareholders | Starz | Class B Non-Voting Common Shares
Business Acquisition [Line Items]
Purchase price, common shares issued or issuable (in shares)				15,300,000
Revolving Credit Facility
Business Acquisition [Line Items]
Principal amount of debt outstanding				$ 0.0	$ 0.0
Outstanding obligations		241.0
Revolving Credit Facility | Starz
Business Acquisition [Line Items]
Outstanding obligations		255.0
Starz Senior Notes | Senior Notes
Business Acquisition [Line Items]
Principal amount of debt outstanding		$ 675.0